Basis of Presentation - Summary of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2021
KamCan Products Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	KamCan Products Inc.
Principal activity	Inactive
Jurisdiction of incorporation	British Columbia, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Sundial Deutschland GmbH
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Deutschland GmbH
Principal activity	Inactive
Jurisdiction of incorporation	Germany
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
2657408 Ontario Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	2657408 Ontario Inc.
Principal activity	Operations
Jurisdiction of incorporation	Ontario, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
NGBA-BC Holdings Ltd
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	NGBA-BC Holdings Ltd.
Principal activity	Operations
Jurisdiction of incorporation	British Columbia, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Sundial Insurance (Bermuda) Ltd
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Sundial Insurance (Bermuda) Ltd.
Principal activity	Operations
Jurisdiction of incorporation	Bermuda
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Inner Spirit Holdings Ltd
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Inner Spirit Holdings Ltd.
Principal activity	Operations
Jurisdiction of incorporation	Alberta, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Spirit Leaf Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Spirit Leaf Inc.
Principal activity	Operations
Jurisdiction of incorporation	Alberta, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Spirit Leaf Corporate Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Spirit Leaf Corporate Inc.
Principal activity	Operations
Jurisdiction of incorporation	Alberta, Canada
Equity ownership	100.00%
Non-controlling interest ("NCI")	0.00%
Spirit Leaf Ontario Inc
Disclosure of Basis of Presentation [Line Items]
Subsidiaries	Spirit Leaf Ontario Inc. (1)
Principal activity	Operations
Jurisdiction of incorporation	Ontario, Canada
Equity ownership	0.00%
Non-controlling interest ("NCI")	100.00%